RELATED PARTY TRANSACTIONS (Details) - HUANG Jian Cong [Member] - Shareholder [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction
Due to related parties		$ 71,740
Outstanding advance	$ 177,658